RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Monthly cost	$ 4,200
Aggregate amounts paid	65,000		$ 52,000	$ 57,000
Izzy Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 225,000
Monthly cost Plus VAT	$ 62,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Eyal Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 175,000
Monthly cost Plus VAT	$ 49,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Nir Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 175,000
Monthly cost Plus VAT	$ 49,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Gil Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 125,000
Monthly cost Plus VAT	$ 35,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Israel, New Shekels | Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 15,000
Tzivtit Insurance [Member]
Related Party Transaction [Line Items]
Related party commission from insurance company	$ 53,000		96,000	$ 79,000
Tzivtit Insurance [Member] | Israel, New Shekels
Related Party Transaction [Line Items]
Related party commission from insurance company | ₪		₪ 190,000
Tzivtit Insurance [Member] | Basic Insurance Policies [Member]
Related Party Transaction [Line Items]
Payments for insurance policies	327,000		331,000
Tzivtit Insurance [Member] | Directors And Officers Liability Insurance [Member]
Related Party Transaction [Line Items]
Payments for insurance policies	$ 152,000		$ 160,000